Consolidated Balance Sheets ₪ in Thousands, $ in Thousands		Jun. 30, 2021 ILS (₪)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents		₪ 8,714	$ 2,673	₪ 16,964
Other receivables		1,141	350	284
Current assets		9,855	3,023	17,248
LONG-TERM ASSETS:
Restricted cash		322	99	322
Right of use - Assets under operating lease		499	153	705
Other long-term assets		50	15	72
Property, plant and equipment, net		1,051	322	1,232
Non-current assets		1,922	589	2,331
Assets		11,777	3,612	19,579
CURRENT LIABILITIES:
Trade payables		490	150	389
Other payables		2,419	742	2,228
Lease liabilities		366	112	369
Current liabilities		3,275	1,004	2,986
NON-CURRENT LIABILITIES:
Warrants to ADS		2,577	791	1,222
Lease liabilities		202	62	391
Non current Liabilities		2,779	853	1,613
SHAREHOLDERS’ EQUITY :
Ordinary shares of no par value: Authorized: 500,000,000 shares at December 31, 2020 and June 30, 2021 (unaudited); Issued and outstanding: 390,949,079* at December 31, 2020; and 392,173,679* at June 30, 2021(unaudited).	[1]
Additional paid-in capital		126,996	38,955	126,838
Share-based payments		16,938	5,196	16,508
Treasury shares		(9,425)	(2,891)	(9,425)
Accumulated deficit		(128,786)	(39,505)	(118,941)
Equity		5,723	1,755	14,980
Equity and liabilities		₪ 11,777	$ 3,612	₪ 19,579

[1]	Net of 2,641,693 treasury shares of the Company held by the Company